Discontinued operations (Details 2)		12 Months Ended
	Oct. 02, 2017 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)		Dec. 31, 2015 CAD ($)	Dec. 31, 2017 USD ($)
Consideration received or receivable:
Holdback receivable, net of transaction costs		$ 12,068,773		[1]
Gain on sale before income tax and reclassification of foreign currency translation reserve		41,773,341
Net gain on sale of Apicore		55,254,236		[1]
Apicore
Consideration received or receivable:
Cash, net of transaction costs	$ 89,719,599
Consideration receivable, net of transaction costs	66,134,678					$ 52,886,588
Holdback receivable, net of transaction costs	10,817,771
Total consideration	166,672,048
Less: Carrying amount of net assets of Apicore U.S. sold on October 2, 2017	86,879,250
Less: Carrying amount of net assets of Apicore India classified as held for sale	7,076,548
Gain on sale before income tax and reclassification of foreign currency translation reserve	72,716,250	63,839,372	0
Reclassification of foreign currency translation reserve	(5,191,573)
Income tax expense on gain on sale	(12,270,441)
Net gain on sale of Apicore	$ 55,254,236	$ 55,254,236	$ 0

[1]	Restated